Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax charge

	2022	2021	2020
	£m	£m	£m
Current tax charge/(credit)
Current year	623	904	993
Adjustments in respect of prior years	(625)	393	3
	(2)	1,297	996
Deferred tax charge/(credit)
Current year	19	(179)	(563)
Adjustments in respect of prior years	468	(288)	191
	487	(467)	(372)
Tax charge	485	830	624

Reconciliation between the actual tax charge and the corporate tax rate
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2022	2022	2021	2021	2020	2020
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	4,867		5,418		3,075
Tax charge based on the standard UK corporation tax rate of 19% (2021: 19%, 2020: 19%)	925	19.0%	1,029	19.0%	584	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 22.3% (2021: 24.0%, 2020: 25.0%))	160	3.3%	273	5.0%	183	6.0%

Recurring items:
Non-creditable taxes including withholding taxes	117	2.4%	124	2.3%	107	3.4%
Non-deductible expenses	28	0.6%	61	1.1%	28	0.9%
Impact of UK bank levy being non-deductible	28	0.6%	25	0.5%	48	1.6%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	17	0.3%	25	0.5%	25	0.8%
Tax adjustments in respect of share-based payments	10	0.2%	(5)	(0.1%)	14	0.5%
Banking surcharge[a] and other items	(39)	(0.8%)	(48)	(0.9%)	(70)	(2.3%)
Non-taxable gains and income	(129)	(2.6%)	(152)	(2.8%)	(180)	(5.9%)
Tax relief on payments made under AT1 instruments	(136)	(2.8%)	(113)	(2.1%)	(124)	(4.0%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(146)	(3.0%)	(140)	(2.6%)	(123)	(4.0%)
Adjustments in respect of prior years	(157)	(3.2%)	105	1.9%	194	6.3%
Tax relief on holdings of inflation-linked government bonds	(510)	(10.5%)	(157)	(2.9%)	(20)	(0.6%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	183	3.8%	(218)	(4.0%)	(43)	(1.4%)
Non-deductible provisions for investigations and litigation	85	1.7%	—	—	(6)	(0.2%)
Non-deductible provisions for UK customer redress	49	1.0%	21	0.4%	7	0.2%
Total tax charge	485	10.0%	830	15.3%	624	20.3%

a.Banking surcharge includes the impact of the 8% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Deferred tax assets and liabilities
Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2022	2021
	£m	£m
IHC Tax Group	1,094	1,004
Barclays Bank PLC's US Branch Tax Group	482	1,002
UK Tax Group	2,557	576
Other (outside the UK and US tax groups)	450	399
Deferred tax asset	4,583	2,981
Deferred tax liability - UK Tax Group	—	(6)
Net deferred tax	4,583	2,975

Movements on deferred tax assets and liabilities during the year before offsetting

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	678	144	309	24	481	426	327	1,134	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 1 January 2022	648	144	309	(1,650)	481	426	327	1,094	1,196	2,975
Income statement	(531)	(6)	—	(7)	47	—	(2)	(140)	152	(487)
Other comprehensive income and reserves	—	449	1,731	357	—	(616)	(17)	—	—	1,904
Other movements	33	3	—	6	20	—	21	108	—	191
	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 31 December 2022	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583

Assets	659	—	—	30	455	329	317	1,187	711	3,688
Liabilities	(33)	(21)	(441)	(826)	—	—	—	(40)	—	(1,361)
As at 1 January 2021	626	(21)	(441)	(796)	455	329	317	1,147	711	2,327
Income statement	14	(6)	—	1	38	—	(13)	(52)	485	467
Other comprehensive income and reserves	—	170	750	(855)	—	98	20	(1)	—	182
Other movements	8	1	—	—	(12)	(1)	3	—	—	(1)
	648	144	309	(1,650)	481	426	327	1,094	1,196	2,975
Assets	678	144	309	24	481	426	327	1,134	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 31 December 2021	648	144	309	(1,650)	481	426	327	1,094	1,196	2,975